Other Comprehensive Income - Rollforward (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Balance			$ (489,244)	$ (482,719)
Other comprehensive income (loss) before reclassifications			(96,778)	14,641
AOCI reclassifications			25,899	18,046
Other comprehensive income loss net of taxes			(70,879)	32,687
Ending Balance OCI	(560,123)	(450,032)
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member]
Balance			(138,341)	(136,221)
Other comprehensive income (loss) before reclassifications			124	(18,150)
AOCI reclassifications			14,122	9,817
Other comprehensive income loss net of taxes			14,246	(8,333)
Ending Balance OCI	(124,095)	(144,554)
Accumulate benefit plans adjustment [Member]
Balance			(179,423)	(111,215)
AOCI reclassifications			11,777	8,229
Other comprehensive income loss net of taxes			11,777	8,229
Ending Balance OCI	(167,646)	(102,986)
Accumulated translation adjustments (Domain) [Member]
Balance			(174,349)	(238,331)
Other comprehensive income (loss) before reclassifications			(95,348)	31,550
Other comprehensive income loss net of taxes			(95,348)	31,550
Ending Balance OCI	(269,697)	(206,781)
Total, before non-controlling interests
Balance			(492,113)	(485,767)
Other comprehensive income (loss) before reclassifications			(95,224)	13,400
AOCI reclassifications			25,899	18,046
Other comprehensive income loss net of taxes			(69,325)	31,446
Ending Balance OCI	(561,438)	(454,321)
Noncontrolling interests not subject to put provisions [Member]
Balance			2,869	3,048
Other comprehensive income (loss) before reclassifications			(1,554)	1,241
Other comprehensive income loss net of taxes			(1,554)	1,241
Ending Balance OCI	$ 1,315	$ 4,289